Restatement of Previously Issued Condensed Consolidated Interim Financial Statements (Unaudited) (Tables)	6 Months Ended
Jun. 30, 2020
Restatementof Previously Issued Condensed Consolidated Interim Financial Statements [Abstract]
Schedule of previously reported condensed consolidated balance sheet
	March 31, 2020
	As Reported	Adjustment	As Restated
Convertible notes payable, net	$565,781	$(159,299)	$406,482
Derivative liabilities	$-	$571,843	$571,843
Current liabilities	$1,467,171	$412,544	$1,879,715
Total liabilities	$1,467,171	$412,544	$1,879,715
Accumulated deficit	$(4,211,193)	$(412,544)	$(4,623,737)
Total stockholders’ deficit	$1,419,785	$(412,544)	$(1,832,329)

Schedule of previously condensed consolidated statement of operations and comprehensive loss
	March 31, 2020
	As Reported	Adjustment	As Restated
Interest expense	$(88,291)	$(365,325)	$(453,616)
Change in fair market value of derivative liabilities	$-	$(47,219)	$(47,219)
Net Loss	$(539,116)	$(412,544)	$(951,660)
Total comprehensive loss	$(540,169)	$(412,544)	$(952,713)
Net loss per common share, basic and diluted	$(0.03)	$(0.02)	$(0.05)